CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Income Tax (Expense) Benefit, Net Changes in Fair Value of Cash Flow Hedges	$ (12)	$ (346)	$ (1,140)	$ (1,793)	$ (887)
Income Tax (Expense) Benefit, SERP Amortization	$ (37)	$ (15)	$ 1,068	$ (572)	$ 608